Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Benefit Plans
Schedule of Information about the plan's funded status and pension cost

	Pension Benefits
	2023	2022

	(In thousands)
Change in benefit obligation
Beginning of year	$(5,078)	$(7,558)
Service cost	(302)	(519)
Interest cost	(311)	(274)
Actuarial gain (loss)	(229)	2,991
Benefits paid	441	282

End of year	(5,479)	(5,078)

Change in fair value of plan assets
Beginning of year	6,988	7,744
Actual return on plan assets	1,092	(1,217)
Employer contribution	742	744
Benefits paid	(441)	(283)

End of year	8,381	6,988

Funded status at end of year	$2,902	$1,910

Schedule of components of net periodic benefit cost

	Pension Benefits
	2023	2022

	(In thousands)
Unamortized net loss	$770	$1,150
Unamortized prior service	(227)	(315)

	$543	$835

Schedule of Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets

	December 31,
	2023	2022

	(In thousands)
Projected benefit obligation	$5,479	$5,078
Accumulated benefit obligation	$4,695	$4,421
Fair value of plan assets	$8,381	$6,988

Schedule of pension expense

	December 31,
	2023	2022

	(In thousands)
Projected benefit obligation	$5,479	$5,078
Accumulated benefit obligation	$4,695	$4,421
Fair value of plan assets	$8,381	$6,988

	December 31,
	2023	2022

	(In thousands)
Components of net periodic benefit cost
Service cost	$302	$519
Interest cost	311	274
Expected return on plan assets	(530)	(575)
Amortization of prior service credit	(89)	(89)
Amortization of net loss	48	183

Net periodic benefit cost	$42	$312

Schedule of Significant Assumptions

	Pension Benefits
	2023	2022
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.75%	3.75%
Rate of compensation increase	3.50%	3.50%

Weighted-average assumptions used to determine benefit cost:
Discount rate	3.75%	3.75%
Expected return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%

Schedule of Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2023:

Pension
Benefits
(In thousands)
2024	$316
2025	339
2026	312
2027	635
2028	529
2029-2033	5,104
Total	$7,235

Schedule of Target Asset Allocation Percentages

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

Schedule of Investment of Fair Value of Plan Assets as a Percentage of the Total

	December 31,
	2023	2022
Equity securities	69.2%	70.0%
Debt securities	27.5	27.8
Cash and cash equivalents	3.3	2.2

	100.0%	100.0%

Schedule of Fair Values of Company's Pension Plan By Asset Category

December 31, 2023
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$279	$279	$—	$—
Mutual funds – equities
ETF mutual funds	5,283	5,283	—	—
Large and small Cap	159	159	—	—
International	356	356
Mutual funds – fixed income
Fixed income	1,559	1,559	—	—
ETF fixed income	745	745	—	—

Total	$8,381	$8,381	$—	$—

December 31, 2022
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$154	$154	$—	$—
Mutual funds – equities
ETF mutual funds	4,445	4,445	—	—
Large and small Cap	142	142	—	—
International	301	301
Mutual funds – fixed income
Fixed income	1,348	1,348	—	—
ETF fixed income	598	598	—	—

Total	$6,988	$6,988	$—	$—

Schedule of Share Information for the ESOP

	2023	2022
Allocated shares at beginning of the year	384,404	398,104
Net shares distributed due to retirement/diversification	(6,534)	(13,700)

Total ESOP shares	377,870	384,404

Fair value of unearned shares at December 31st	$—	$—